Summary of Financial Information (Details) (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Feb. 21, 2010
Cash	$ 1,249,528	$ 42,712	$ 292,774	$ 16,505
Accounts receivable	427,997			581,479
Inventory	143,496			101,110
Property & equipment	20,711			20,015
Total Assets	2,093,679			898,491
Total Current Liabilities	420,481			849,178
Members' Equity	1,673,198		531,041	49,313
Total Liabilities and Members' Equity	2,093,679			898,491
Expenses	2,324,253	1,242,448
Net operating loss	(1,309,729)	(539,180)
Other income (expenses)	(10,047)	(1,026)
Net loss	(1,319,776)	(540,206)	(670,682)	(681,728)
Meatball Obsession, LLC [Member]
Cash	17,882			246,100
Accounts receivable	3,632
Inventory	17,186
Property & equipment	75,704
Other assets	46,585			32,500
Total Assets	160,989			278,600
Accounts payable	39,266
Other current liabilities	3,749
Total Current Liabilities	43,015
Members' Equity	117,974			278,600
Total Liabilities and Members' Equity	160,989			278,600
Revenues	214,360
Cost of goods sold	94,204
Expenses	392,613	92,475
Net operating loss	(272,457)	(92,475)
Other income (expenses)	(688)	88
Net loss	$ (273,145)	$ (92,387)